Condensed Consolidated Balance Sheets (Unaudited) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 14,349	$ 2,433
Interest-earning balances at banks	8,571	5,040
Federal funds sold	44,060	57,905
Investment securities available-for-sale, at fair value	146,734	140,590
Loans held for sale	1,600
Loans	380,365	399,829
Allowance for loan losses	(11,277)	(12,424)
Net loans	369,088	387,405
Federal Home Loan Bank stock	1,882	1,757
Premises and equipment, net	4,862	4,477
Accrued interest receivable	1,462	1,640
Other real estate owned	3,470	1,246
Other assets	14,590	13,615
Total assets	610,668	616,108
Deposits:
Noninterest-bearing demand deposits	42,156	36,333
Money market, NOW and savings deposits	110,874	71,666
Time deposits of less than $100,000	59,969	78,242
Time deposits of $100,000 through $250,000	68,049	79,020
Time deposits of more than $250,000	122,858	142,559
Total deposits	403,906	407,820
Short-term borrowings	1,661	874
FHLB advances	20,000	20,000
Subordinated debt	6,895	6,895
Accrued interest payable	201	290
Accrued expenses and other liabilities	4,421	3,128
Total liabilities	437,084	439,007
Shareholders' equity:
Preferred stock, no par value 5,000,000 shares authorized; -0- issued and outdstanding at June 30, 2011 and December 31, 2010, respectively	0	0
Common stock, $1.00 par value 200,000,000 shares authorized at June 30, 2011 and December 31, 2010; 28,619,358 and 28,051,098 shares outstanding at June 30, 2011 and December 31, 2010, respectively	28,619	28,051
Additional paid-in capital	159,890	159,489
Accumulated deficit	(15,502)	(9,501)
Accumulated other comprehensive income (loss)	577	(938)
Total shareholders' equity	173,584	177,101
Total liabilities and shareholders' equity	$ 610,668	$ 616,108